Segment Information and Customer Concentration - Narrative (Detail)	6 Months Ended		12 Months Ended
	Mar. 31, 2015 Segment	Mar. 31, 2014	Sep. 30, 2014 Segment Contract	Sep. 30, 2013 Contract	Sep. 30, 2012 Contract
Receivables From Major Customers [Line Items]
Number of segments	1		1
Number of prime contracts | Contract			5	5	5
Consolidated revenue			50.00%	50.00%	50.00%
Sales [Member] | U.S. Government Prime Contracts [Member]
Receivables From Major Customers [Line Items]
Percentage revenue from government prime contracts to total contract revenue	90.00%	87.00%	87.00%	89.00%	86.00%